Janus Henderson Global Life Sciences Fund | Class D Shares
FUND SUMMARY Janus Henderson Global Life Sciences Fund
INVESTMENT OBJECTIVE
Janus Henderson Global Life Sciences Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Henderson Global Life Sciences Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.64%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.82%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Henderson Global Life Sciences Fund | Class D Shares | Class D Shares | USD ($)	Class D Shares	84	262	455	1,014

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that the portfolio managers believe have a life science orientation. In the Fund’s pursuit of companies with a life science orientation, the Fund has a fundamental policy to normally invest at least 25% of its total assets in securities of companies that are categorized in the “life sciences” sector, which may include companies in the following industry groups: pharmaceutical; biotechnology; health care services; and medical devices. Generally speaking, the “life sciences” relate to maintaining or improving quality of life. So, for example, companies with a “life science orientation” include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Fund implements its investment policies by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities. The Fund may invest in shares of companies through initial public offerings.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) such as options and forward exchange contracts for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Concentration Risk.  The Fund focuses its investments in securities of companies that are categorized in the “life sciences” sector, including companies in the pharmaceutical, biotechnology, health care services, and medical device industries. Because of this, companies in the Fund’s portfolio may share common characteristics and may be more sensitive to changes in government funding or subsidies, new or anticipated legislative changes, or technological advances. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.

Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2017, approximately 0.4% of the Fund’s investments were in emerging markets (i.e. countries included in the MSCI Emerging Markets IndexSM).

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Growth Securities Risk.  The Fund invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. The Fund may use derivatives, including forward currency contracts, for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge.

Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 3rd Quarter 2013 16.52% Worst Quarter: 4th Quarter 2008 – 18.91%
Average Annual Total Returns (periods ended 12/31/17)
Average Annual Total Returns - Janus Henderson Global Life Sciences Fund - Class D Shares	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Shares | Return Before Taxes	Class D Shares	Return Before Taxes	22.59%	19.62%	12.30%	11.34%	Dec. 31, 1998
Class D Shares | Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	22.23%	17.76%	11.35%	10.84%	Dec. 31, 1998
Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	13.08%	15.51%	10.04%	9.83%	Dec. 31, 1998
MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		MSCI World Health Care Index	19.80%	13.88%	8.94%	5.98%	Dec. 31, 1998
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index	21.83%	15.79%	8.50%	6.17%	Dec. 31, 1998

The Fund’s primary benchmark index is the MSCI World Health Care Index. The Fund also compares its performance to the S&P 500® Index. The indices are described below.
  The MSCI World Health Care Index is a capitalization weighted index that measures the performance of health care stocks from developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
  The S&P 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.